N-4	Dec. 31, 2024
Prospectus:
Document Type	N-4
Entity Registrant Name	Massachusetts Mutual Variable Annuity Separate Account 4
Entity Central Index Key	0001052766
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2024
Amendment Flag	false
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]
Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Small/Mid-Cap Growth	MML Invesco Discovery Mid Cap Fund (Service Class I)** Adviser: MML Investment Advisers, LLC Sub-Adviser: Invesco Advisers, Inc.	1.08%	—	—	—

Variable Option [Line Items]
Portfolio Companies [Table Text Block]
Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Small/Mid-Cap Growth	MML Invesco Discovery Mid Cap Fund (Service Class I)** Adviser: MML Investment Advisers, LLC Sub-Adviser: Invesco Advisers, Inc.	1.08%	—	—	—

MML Invesco Discovery Mid Cap Fund (Service Class I) [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MML Invesco Discovery Mid Cap Fund (Service Class I)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]